Sales of Goods (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of revenue [text block] [Abstract]
Schedule of sales of goods
	As of December 31, 2021
	Cement	Concrete and mortar	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,534,867	213,565	36,055	-	-	-	1,784,487
Sale of construction supplies	-	-	-	-	113,905	-	113,905
Sale of quicklime	-	-	-	39,141	-	-	39,141
Sale of other	-	-	-	-	-	234	234

	1,534,867	213,565	36,055	39,141	113,905	234	1,937,767

Moment of the revenue recognition
Goods transferred at a point in time	1,534,867	213,565	36,055	39,141	113,905	234	1,937,767

	As of December 31, 2020
	Cement	Concrete and mortar	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,023,907	126,135	35,144	-	-	-	1,185,186
Sale of construction supplies	-	-	-	-	78,192	-	78,192
Sale of quicklime	-	-	-	32,473	-	-	32,473
Sale of other	-	-	-	-	-	483	483
	1,023,907	126,135	35,144	32,473	78,192	483	1,296,334
Moment of the revenue recognition
Goods transferred at a point in time	1,023,907	126,135	35,144	32,473	78,192	483	1,296,334

	As of December 31, 2019
	Cement	Concrete and mortar	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,065,857	200,417	25,909	-	-	-	1,292,183
Sale of construction supplies	-	-	-	-	64,076	-	64,076
Sale of quicklime	-	-	-	36,109	-	-	36,109
Sale of other	-	-	-	-	-	333	333
	1,065,857	200,417	25,909	36,109	64,076	333	1,392,701
Moment of the revenue recognition
Goods transferred at a point in time	1,065,857	200,417	25,909	36,109	64,076	333	1,392,701